LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
LOSS PER SHARE
NOTE 14 – LOSS PER SHARE

The following table contains the data used in the computation of the basic loss per share:

	Year ended December 31,
	2022	2023	2024
	in USD thousands
Loss attributed to ordinary shares	(24,951)	(60,614)	(9,221)

	in thousands
Number of shares used in basic calculation	773,957	963,366	1,198,108

	in USD
Basic and diluted loss per ordinary share	(0.03)	(0.06)	(0.01)

In 2024, the number of shares used in the basic calculation includes 7,348,587 pre-funded warrants.

Outstanding options and ordinary warrants have been excluded from the calculation of the diluted loss per share for all years presented, since their effect was anti-dilutive.